Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue, net	$ 12,949	$ 11,108	$ 9,663
Cost of revenue	(9,695)	(7,087)	(6,914)
Gross profit	3,254	4,021	2,749
Selling and distribution expenses	(236)	(245)	(242)
General and administrative expenses	(3,153)	(3,264)	(2,182)
Stock-based compensation	(2,399)
Operating expenses	(5,788)	(3,509)	(2,424)
(Loss) Profit from operations	(2,534)	512	325
Other (expense) income:
Interest income	10	1	6
Interest expense	(481)	(334)	(221)
Gain from disposal of property and equipment	119	59	88
Write off of property and equipment	(190)
Government grant	50	10	27
(Loss) Gain in foreign exchange, net	(116)	66
Other income	326	229	101
Total other (expense) income, net	(282)	31	1
(Loss) Income before income taxes	(2,816)	543	326
Income tax expense	(104)	(161)	(128)
NET (LOSS) INCOME	(2,920)	382	198
Other comprehensive loss:
Foreign currency translation adjustment	479	(287)	43
COMPREHENSIVE (LOSS) INCOME	$ (2,441)	$ 95	$ 241
Net (loss) income per share
Basic	$ (0.16)	$ 0.02	$ 0.01
Diluted	$ (0.16)	$ 0.02	$ 0.01
Weighted average number of ordinary shares outstanding
Basic	18,750	15,625	13,875
Basic	18,750	15,625	13,875